Unaudited Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net sales to non-affiliates	$ 181.7	$ 189.0	$ 207.4	$ 199.4	$ 205.9	$ 213.2	$ 214.9	$ 206.1	$ 776.7	$ 837.7	$ 911.5
Gross profit	15.1	21.3	23.5	17.2	23.5	26.8	20.4	8.3	77.1	79.0	81.7
Net loss	(31.1)	(80.8)	(15.5)	(9.3)	(10.5)	(79.4)	14.1	(15.2)	(136.7)	(91.0)	(55.3)
Net Income (Loss) Attributable to Noncontrolling Interest	0.0	0.0	0.0	0.0	0.0	0.0	0.2	0.6		(0.8)	2.4
Net loss attributable to SunEdison Semiconductor Limited shareholders	$ (31.1)	$ (80.8)	$ (15.5)	$ (9.3)	$ (10.5)	$ (79.4)	$ 14.3	$ (14.6)	$ (136.7)	$ (90.2)	$ (57.7)
Basic loss per share (see Note 10)	$ (0.76)	$ (1.93)	$ (0.37)	$ (0.22)	$ (0.25)	$ (1.91)	$ 0.34	$ (0.35)	$ (3.28)	$ (2.17)	$ (1.39)
Diluted loss per share (see Note 10)	(0.76)	(1.93)	(0.37)	(0.22)	(0.25)	(1.91)	0.34	$ (0.35)	(3.28)	(2.17)	$ (1.39)
High
Condensed Financial Statements, Captions [Line Items]
Market close share prices:	11.59	18.14	26.46	27.14	19.76	19.35	17.76		11.59	19.76
Low
Condensed Financial Statements, Captions [Line Items]
Market close share prices:	$ 7.61	$ 10.05	$ 17.27	$ 15.19	$ 16.12	$ 15.51	$ 15.00		$ 7.61	$ 16.12